Warrants - Additional Information (Detail) $ / shares in Units, ¥ in Thousands					12 Months Ended
	Jul. 06, 2018 CNY (¥) shares	Jul. 06, 2018 USD ($) shares	Sep. 25, 2017 shares	Sep. 22, 2017 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 29, 2018 shares	Oct. 31, 2016 $ / shares
Value of outstanding securities | ¥								¥ 132,332
Fair value gain of warrants for the year | ¥							¥ (5,644)	(61,405)
Proceeds from Issuance of Private Placement					¥ 2,782,455	$ 426,430,000
Share price | $ / shares										$ 0.77
Collaboration agreement with investors [Member]
Proceeds from Issuance of Private Placement | $						418,000,000
Hillhouse Entities [Member]
Proceeds from issuance of warrants | $						45.00
Series B Preferred Shareholders [Member]
Number of share issued, ADS				5,633,780
Series B Onshore Investors [Member]
Number of share issued, ADS			2,620,842
Tranche I Of Series B Warrants [Member]
Value of outstanding securities | $						$ 20,000,000
Warrants issued and exercised	3,301,849	3,301,849
Series B2 Preferred Shares [Member]
Number of share issued, ADS					3,301,849	3,301,849
Value of outstanding securities	¥ 132,332	$ 20,000,000
Warrants issued and exercised									3,301,849
Tranche II of Series B Warrants [Member]
Value of outstanding securities | $						$ 30,000,000
Series B Warrants Shares [Member]
Warrants issued and exercised	4,952,773	4,952,773
Fair value gain of warrants for the year | ¥					¥ 5,644
American Depositary Shares [Member] | Investor Warrants [Member]
Number of share issued, ADS					5,341,267	5,341,267
Share price | $ / shares						$ 45